Cover	May 03, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 03, 2023
Entity Registrant Name	Kenvue Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41697
Entity Tax Identification Number	88-1032011
Entity Address, Address Line One	199 Grandview Road
Entity Address, City or Town	Skillman
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08558
City Area Code	908
Local Phone Number	874-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001944048
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	KVUE
Security Exchange Name	NYSE